Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Company Total Shareholder Return(3)	S&P 500 BDC Index Total Shareholder Return	Net Investment Income ($ in thousands)	Distributable Net Investment Income(4) ($ in thousands)
2024	$8,182,844	$11,219,287	$4,348,702	$6,000,944	$201.00	$97.00	$355,059	$374,969
2023	7,758,680	9,123,226	5,325,044	6,326,314	136.37	93.32	339,019	356,788
2022	7,081,320	6,541,799	5,186,419	4,769,633	106.35	82.17	245,327	257,522
2021	5,028,757	6,258,742	2,923,779	3,775,525	119.78	100.75	182,665	194,742
2020	1,706,550	1,220,984	1,257,019	1,069,788	80.84	80.52	137,945	148,773

Company Selected Measure Name	Distributable net investment income
Named Executive Officers, Footnote	The PEO and the non-PEO NEOs for each year are as follows:
a.PEO: Dwayne L. Hyzak
b.non-PEO NEOs: in 2024 were David L. Magdol, Jesse E. Morris, Jason B. Beauvais and Ryan R. Nelson; in 2023 and 2022 were David L. Magdol, Jesse E. Morris and Jason B. Beauvais; and in 2021 and 2020 were David L. Magdol, Jesse E. Morris, Jason B. Beauvais and Brent D. Smith.

PEO Total Compensation Amount	$ 8,182,844	$ 7,758,680	$ 7,081,320	$ 5,028,757	$ 1,706,550
PEO Actually Paid Compensation Amount	$ 11,219,287	9,123,226	6,541,799	6,258,742	1,220,984
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid is a calculation that begins with the Summary Compensation Table (SCT) total compensation in the given year with certain adjustments prescribed by the SEC rules. The following table provides a reconciliation of SCT total compensation with Compensation Actually Paid for fiscal year 2024:

Name	Year	SCT Total	SCT Stock Awards	Fair Value of Stock Awards Granted in the Covered Year	Change in Fair Value of Unvested Stock Awards from Prior Years	Fair Value of Stock Awards Granted and Vested in the Covered Year	Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	Fair Value of Stock Awards Forfeited	Value of Dividends on Unvested Stock Awards	Compensation Actually Paid
PEO	2024	$8,182,844	$(3,663,748)	$4,574,219	$1,241,692	$—	$243,282	$—	$640,997	$11,219,287
NEO Average	2024	4,348,702	(1,950,978)	2,434,468	690,182	—	130,046	—	348,524	6,000,944

Non-PEO NEO Average Total Compensation Amount	$ 4,348,702	5,325,044	5,186,419	2,923,779	1,257,019
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,000,944	6,326,314	4,769,633	3,775,525	1,069,788
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid is a calculation that begins with the Summary Compensation Table (SCT) total compensation in the given year with certain adjustments prescribed by the SEC rules. The following table provides a reconciliation of SCT total compensation with Compensation Actually Paid for fiscal year 2024:

Name	Year	SCT Total	SCT Stock Awards	Fair Value of Stock Awards Granted in the Covered Year	Change in Fair Value of Unvested Stock Awards from Prior Years	Fair Value of Stock Awards Granted and Vested in the Covered Year	Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	Fair Value of Stock Awards Forfeited	Value of Dividends on Unvested Stock Awards	Compensation Actually Paid
PEO	2024	$8,182,844	$(3,663,748)	$4,574,219	$1,241,692	$—	$243,282	$—	$640,997	$11,219,287
NEO Average	2024	4,348,702	(1,950,978)	2,434,468	690,182	—	130,046	—	348,524	6,000,944

Compensation Actually Paid vs. Total Shareholder Return
The graph below reflects the relationship between “Compensation Actually Paid” to our Chief Executive Officer and other Named Executive Officers and Total Shareholder Return for the Company and the S&P BDC Index:

Compensation Actually Paid vs. Net Income
The graph below reflects the relationship between “Compensation Actually Paid” to our Chief Executive Officer and other Named Executive Officers and Net Investment Income and Distributable Net Investment Income:

Compensation Actually Paid vs. Company Selected Measure
The graph below reflects the relationship between “Compensation Actually Paid” to our Chief Executive Officer and other Named Executive Officers and Net Investment Income and Distributable Net Investment Income:

Total Shareholder Return Vs Peer Group
The graph below reflects the relationship between “Compensation Actually Paid” to our Chief Executive Officer and other Named Executive Officers and Total Shareholder Return for the Company and the S&P BDC Index:

Tabular List, Table
As described above, restrictions imposed by the 1940 Act restrict the Compensation Committee’s ability to use nondiscretionary or formulaic Company performance goals or criteria to determine executive incentive compensation. However, the Committee considers several financial performance metrics, along with other factors including operational goals and individual performance criteria, in determining the appropriate compensation for NEOs. Subject to the foregoing restrictions imposed by the 1940 Act, in the Company’s assessment, the following list of performance measures represent the most important performance measures used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance:
•return on equity percentage (based upon the net increase in net assets from operations);
•distributable net investment income, which is net investment income as determined in accordance with U.S. GAAP, excluding the impact of non-cash compensation expenses, which includes both share-based compensation expenses and deferred compensation expense or benefit;

•total dividends paid to stockholders;
•net realized gain or losses; and
•net unrealized appreciation or depreciation.

Total Shareholder Return Amount	$ 201.00	136.37	106.35	119.78	80.84
Peer Group Total Shareholder Return Amount	97.00	93.32	82.17	100.75	80.52
Net Income (Loss)	$ 355,059,000	$ 339,019,000	$ 245,327,000	$ 182,665,000	$ 137,945,000
Company Selected Measure Amount	374,969,000	356,788,000	257,522,000	194,742,000	148,773,000
PEO Name	Dwayne L. Hyzak
Additional 402(v) Disclosure	Total Shareholder Return represents the value of a hypothetical $100 investment beginning at market close on the last trading day of 2019, assuming reinvestment of all dividends.
Other key metrics considered by the Compensation Committee when determining the appropriate compensation for NEOs include gross and net investment activity, net origination activities, growth and performance of the Company’s asset management business, maintenance of liquidity and capital flexibility and individual contributions to corporate objectives.

Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Distributable net investment income is net investment income as determined in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”), excluding the impacts of share-based compensation expense and deferred compensation expense or benefit. We believe that distributable net investment income is a useful and appropriate compensation metric since share-based compensation does not require settlement in cash and deferred compensation expense or benefit does not result in a net cash impact to Main Street upon settlement. As a result, distributable net investment income is a clearer measure of cash available for distributions to Main Street’s stockholders than net investment income as determined in accordance with U.S. GAAP. A reconciliation of distributable net investment income to net investment income is included in our annual reports on Form 10-K for the years ended December 31, 2021 (for the year ended December 31, 2020), December 31, 2022 (for the year ended December 31, 2021), December 31, 2023 (for the year ended December 31, 2022) and December 31, 2024 (for the years ended December 31, 2024 and 2023).
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,663,748)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,574,219
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,241,692
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	243,282
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 640,997
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	distributable net investment income, which is net investment income as determined in accordance with U.S. GAAP, excluding the impact of non-cash compensation expenses, which includes both share-based compensation expenses and deferred compensation expense or benefit
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	return on equity percentage (based upon the net increase in net assets from operations
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	total dividends paid to stockholders
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	net realized gain or losses
Non-PEO NEO | Measure:: 5
Pay vs Performance Disclosure
Name	net unrealized appreciation or depreciation
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,950,978)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,434,468
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	690,182
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	130,046
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 348,524